Distribution Date:	09/17/21	BBCMS Mortgage Trust 2017-C1
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2017-C1

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	4		Daniel Vinson	(212) 412-4000
Certificate Interest Reconciliation Detail	5		745 Seventh Avenue, | New York, NY 10019
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-16		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	17-19	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	20
			David Rodgers	(212) 230-9025
Historical Detail	21		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	22	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	25
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	26		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	27		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	07332VAZ8	2.010000%	22,421,053.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	07332VBA2	3.189000%	66,989,474.00	51,295,868.27	2,187,743.30	136,318.77	195,030.67	0.00	2,519,092.74	49,108,124.97	31.48%	30.00%
A-3	07332VBC8	3.412000%	152,631,581.00	152,631,581.00	0.00	433,982.46	0.00	0.00	433,982.46	152,631,581.00	31.48%	30.00%
A-4	07332VBD6	3.674000%	319,560,000.00	319,560,000.00	0.00	978,386.20	0.00	0.00	978,386.20	319,560,000.00	31.48%	30.00%
A-SB	07332VBB0	3.488000%	37,421,053.00	37,421,053.00	0.00	108,770.53	0.00	0.00	108,770.53	37,421,053.00	31.48%	30.00%
A-S	07332VBE4	3.898000%	66,320,000.00	66,320,000.00	0.00	215,429.47	0.00	0.00	215,429.47	66,320,000.00	23.35%	22.25%
B	07332VBF1	4.089000%	43,856,843.00	43,856,843.00	0.00	149,442.19	0.00	0.00	149,442.19	43,856,843.00	17.97%	17.13%
C	07332VBG9	4.441000%	38,509,474.00	38,509,474.00	0.00	142,517.15	0.00	0.00	142,517.15	38,509,474.00	13.25%	12.63%
D	07332VAA3	3.660003%	43,856,846.00	43,856,846.00	0.00	133,763.49	0.00	0.00	133,763.49	43,856,846.00	7.87%	7.50%
E	07332VAC9	3.560003%	21,393,690.00	21,393,690.00	0.00	63,468.00	0.00	0.00	63,468.00	21,393,690.00	5.25%	5.00%
F	07332VAE5	3.560003%	8,556,843.00	8,556,843.00	0.00	25,385.32	0.00	0.00	25,385.32	8,556,843.00	4.20%	4.00%
G	07332VAG0	3.560003%	8,557,895.00	8,557,895.00	0.00	25,388.44	0.00	0.00	25,388.44	8,557,895.00	3.15%	3.00%
H*	07332VAJ4	3.560003%	25,672,986.00	25,672,986.00	0.00	57,774.60	0.00	0.00	57,774.60	25,672,986.00	0.00%	0.00%
V	07332VAW5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	07332VAY1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			855,747,738.00	817,633,079.27	2,187,743.30	2,470,626.62	195,030.67	0.00	4,853,400.59	815,445,335.97

Notional Certificates
X-A	07332VBJ3	1.614060%	599,023,161.00	560,908,502.27	0.00	754,449.95	182,168.81	0.00	936,618.76	558,720,758.97
X-B	07332VBH7	1.185974%	110,176,843.00	110,176,843.00	0.00	108,889.03	0.00	0.00	108,889.03	110,176,843.00
X-D	07332VAL9	1.134853%	82,366,320.00	82,366,320.00	0.00	77,894.74	0.00	0.00	77,894.74	82,366,320.00
X-E	07332VAN5	1.600000%	21,393,690.00	21,393,690.00	0.00	28,524.92	0.00	0.00	28,524.92	21,393,690.00
X-F	07332VAQ8	1.600000%	8,556,843.00	8,556,843.00	0.00	11,409.12	0.00	0.00	11,409.12	8,556,843.00
X-G	07332VAS4	1.600000%	8,557,895.00	8,557,895.00	0.00	11,410.53	0.00	0.00	11,410.53	8,557,895.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-H	07332VAU9	1.600000%	25,672,986.00	25,672,986.00	0.00	34,230.65	0.00	0.00	34,230.65	25,672,986.00
Notional SubTotal			855,747,738.00	817,633,079.27	0.00	1,026,808.94	182,168.81	0.00	1,208,977.75	815,445,335.97

Deal Distribution Total					2,187,743.30	3,497,435.56	377,199.48	0.00	6,062,378.34

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	07332VAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	07332VBA2	765.73027383	32.65801580	2.03492820	0.00000000	0.00000000	2.91136291	0.00000000	37.60430691	733.07225804
A-3	07332VBC8	1,000.00000000	0.00000000	2.84333332	0.00000000	0.00000000	0.00000000	0.00000000	2.84333332	1,000.00000000
A-4	07332VBD6	1,000.00000000	0.00000000	3.06166667	0.00000000	0.00000000	0.00000000	0.00000000	3.06166667	1,000.00000000
A-SB	07332VBB0	1,000.00000000	0.00000000	2.90666674	0.00000000	0.00000000	0.00000000	0.00000000	2.90666674	1,000.00000000
A-S	07332VBE4	1,000.00000000	0.00000000	3.24833338	0.00000000	0.00000000	0.00000000	0.00000000	3.24833338	1,000.00000000
B	07332VBF1	1,000.00000000	0.00000000	3.40749994	0.00000000	0.00000000	0.00000000	0.00000000	3.40749994	1,000.00000000
C	07332VBG9	1,000.00000000	0.00000000	3.70083346	0.00000000	0.00000000	0.00000000	0.00000000	3.70083346	1,000.00000000
D	07332VAA3	1,000.00000000	0.00000000	3.05000250	0.00000000	0.00000000	0.00000000	0.00000000	3.05000250	1,000.00000000
E	07332VAC9	1,000.00000000	0.00000000	2.96666914	0.00000000	0.00000000	0.00000000	0.00000000	2.96666914	1,000.00000000
F	07332VAE5	1,000.00000000	0.00000000	2.96666890	0.00000000	0.00000000	0.00000000	0.00000000	2.96666890	1,000.00000000
G	07332VAG0	1,000.00000000	0.00000000	2.96666879	0.00000000	0.00000000	0.00000000	0.00000000	2.96666879	1,000.00000000
H	07332VAJ4	1,000.00000000	0.00000000	2.25040437	0.71626456	17.67773449	0.00000000	0.00000000	2.25040437	1,000.00000000
V	07332VAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	07332VAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	07332VBJ3	936.37197823	0.00000000	1.25946708	0.00000000	0.00000000	0.30410979	0.00000000	1.56357687	932.71979340
X-B	07332VBH7	1,000.00000000	0.00000000	0.98831140	0.00000000	0.00000000	0.00000000	0.00000000	0.98831140	1,000.00000000
X-D	07332VAL9	1,000.00000000	0.00000000	0.94571106	0.00000000	0.00000000	0.00000000	0.00000000	0.94571106	1,000.00000000
X-E	07332VAN5	1,000.00000000	0.00000000	1.33333333	0.00000000	0.00000000	0.00000000	0.00000000	1.33333333	1,000.00000000
X-F	07332VAQ8	1,000.00000000	0.00000000	1.33333287	0.00000000	0.00000000	0.00000000	0.00000000	1.33333287	1,000.00000000
X-G	07332VAS4	1,000.00000000	0.00000000	1.33333372	0.00000000	0.00000000	0.00000000	0.00000000	1.33333372	1,000.00000000
X-H	07332VAU9	1,000.00000000	0.00000000	1.33333341	0.00000000	0.00000000	0.00000000	0.00000000	1.33333341	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	08/01/21 - 08/30/21	30	0.00	136,318.77	0.00	136,318.77	0.00	0.00	0.00	136,318.77	0.00
A-3	08/01/21 - 08/30/21	30	0.00	433,982.46	0.00	433,982.46	0.00	0.00	0.00	433,982.46	0.00
A-4	08/01/21 - 08/30/21	30	0.00	978,386.20	0.00	978,386.20	0.00	0.00	0.00	978,386.20	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	108,770.53	0.00	108,770.53	0.00	0.00	0.00	108,770.53	0.00
X-A	08/01/21 - 08/30/21	30	0.00	754,449.95	0.00	754,449.95	0.00	0.00	0.00	754,449.95	0.00
X-B	08/01/21 - 08/30/21	30	0.00	108,889.03	0.00	108,889.03	0.00	0.00	0.00	108,889.03	0.00
X-D	08/01/21 - 08/30/21	30	0.00	77,894.74	0.00	77,894.74	0.00	0.00	0.00	77,894.74	0.00
X-E	08/01/21 - 08/30/21	30	0.00	28,524.92	0.00	28,524.92	0.00	0.00	0.00	28,524.92	0.00
X-F	08/01/21 - 08/30/21	30	0.00	11,409.12	0.00	11,409.12	0.00	0.00	0.00	11,409.12	0.00
X-G	08/01/21 - 08/30/21	30	0.00	11,410.53	0.00	11,410.53	0.00	0.00	0.00	11,410.53	0.00
X-H	08/01/21 - 08/30/21	30	0.00	34,230.65	0.00	34,230.65	0.00	0.00	0.00	34,230.65	0.00
A-S	08/01/21 - 08/30/21	30	0.00	215,429.47	0.00	215,429.47	0.00	0.00	0.00	215,429.47	0.00
B	08/01/21 - 08/30/21	30	0.00	149,442.19	0.00	149,442.19	0.00	0.00	0.00	149,442.19	0.00
C	08/01/21 - 08/30/21	30	0.00	142,517.15	0.00	142,517.15	0.00	0.00	0.00	142,517.15	0.00
D	08/01/21 - 08/30/21	30	0.00	133,763.49	0.00	133,763.49	0.00	0.00	0.00	133,763.49	0.00
E	08/01/21 - 08/30/21	30	0.00	63,468.00	0.00	63,468.00	0.00	0.00	0.00	63,468.00	0.00
F	08/01/21 - 08/30/21	30	0.00	25,385.32	0.00	25,385.32	0.00	0.00	0.00	25,385.32	0.00
G	08/01/21 - 08/30/21	30	0.00	25,388.44	0.00	25,388.44	0.00	0.00	0.00	25,388.44	0.00
H	08/01/21 - 08/30/21	30	434,163.56	76,163.25	0.00	76,163.25	18,388.65	0.00	0.00	57,774.60	453,840.23
Totals			434,163.56	3,515,824.21	0.00	3,515,824.21	18,388.65	0.00	0.00	3,497,435.56	453,840.23

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 30

Additional Information
Total Available Distribution Amount (1)	6,062,378.34
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,527,636.68	Master Servicing Fee	4,562.43
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,060.95
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	352.04
ARD Interest	0.00	Operating Advisor Fee	1,342.88
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	204.18
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,527,636.68	Total Fees	11,812.48

Principal		Expenses/Reimbursements
Scheduled Principal	454,860.25	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	4,594.62
Principal Prepayments	1,732,883.05	Special Servicing Fees (Monthly)	13,458.33
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	335.70
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	2,187,743.30	Total Expenses/Reimbursements	18,388.65

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	377,199.48	Interest Distribution	3,497,435.56
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	2,187,743.30
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	377,199.48
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	377,199.48	Total Payments to Certificateholders and Others	6,062,378.34
Total Funds Collected	6,092,579.46	Total Funds Distributed	6,092,579.47

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	817,633,079.34	817,633,079.34	Beginning Certificate Balance	817,633,079.27
(-) Scheduled Principal Collections	454,860.25	454,860.25	(-) Principal Distributions	2,187,743.30
(-) Unscheduled Principal Collections	1,732,883.05	1,732,883.05	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	815,445,336.04	815,445,336.04	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	817,756,354.01	817,756,354.01	Ending Certificate Balance	815,445,335.97
Ending Actual Collateral Balance	815,561,972.40	815,561,972.40

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.07)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.07)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.16
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	7,243,155.97	0.89%	61	5.0976	NAP	Defeased	2	7,243,155.97	0.89%	61	5.0976	NAP
	9,999,999 or less	30	171,876,279.46	21.08%	62	5.1412	1.427796	1.39 or less	23	290,087,062.25	35.57%	64	5.2336	0.824695
10,000,000 to 19,999,999		14	192,800,720.97	23.64%	64	5.1051	1.609667	1.40 to 1.49	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 24,999,999		3	61,082,507.16	7.49%	65	4.8301	1.328236	1.50 to 1.59	6	112,885,394.47	13.84%	63	5.0392	1.551190
25,000,000 to 49,999,999		5	159,192,672.48	19.52%	49	4.7601	2.227173	1.60 to 1.69	3	46,200,000.00	5.67%	64	4.7483	1.624489
	50,000,000 or greater	4	223,250,000.00	27.38%	64	5.0492	1.528849	1.70 to 1.79	5	42,784,455.15	5.25%	64	5.1027	1.737109
	Totals	58	815,445,336.04	100.00%	61	5.0094	1.648525	1.80 to 1.99	5	93,408,517.34	11.45%	64	5.0172	1.931916
								2.00 or greater	14	222,836,750.86	27.33%	51	4.7325	2.641289
								Totals	58	815,445,336.04	100.00%	61	5.0094	1.648525
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	7,243,155.97	0.89%	61	5.0976	NAP
							Defeased	2	7,243,155.97	0.89%	61	5.0976	NAP
Alabama	2	50,906,216.15	6.24%	64	4.7691	1.352838
							Industrial	11	15,400,000.00	1.89%	63	4.7630	1.949200
California	16	170,890,262.72	20.96%	64	4.8772	1.320857
							Lodging	13	123,562,278.69	15.15%	65	5.5529	0.307221
Colorado	1	16,635,254.69	2.04%	64	4.8730	1.537800
							Mixed Use	1	37,000,000.00	4.54%	64	4.2993	2.410700
Connecticut	1	21,082,507.16	2.59%	65	4.7975	2.257700
							Mobile Home Park	6	8,521,383.99	1.04%	19	5.6700	2.252101
Florida	5	123,651,535.46	15.16%	64	5.2129	1.676847
							Multi-Family	7	46,261,455.22	5.67%	63	4.5764	1.855946
Illinois	8	10,100,000.00	1.24%	63	4.7630	1.949200
							Office	10	356,132,351.44	43.67%	57	4.9062	2.002808
Indiana	3	11,721,280.99	1.44%	47	5.4934	1.476708
							Retail	19	193,974,710.71	23.79%	64	5.0979	1.295281
Kansas	2	36,171,543.84	4.44%	65	4.7913	2.139135
							Self Storage	3	27,350,000.00	3.35%	64	4.8727	2.872901
Maryland	1	11,723,433.70	1.44%	63	5.3800	0.937400
							Totals	72	815,445,336.04	100.00%	61	5.0094	1.648525
Michigan	5	24,123,908.40	2.96%	61	5.3474	1.716364

Mississippi	2	7,053,465.41	0.86%	65	5.5454	0.574030

Missouri	2	6,845,996.06	0.84%	65	5.3471	0.443537

Nevada	1	14,565,240.86	1.79%	64	5.9500	0.814400

New Jersey	1	41,500,000.00	5.09%	5	3.9300	3.263400

New York	2	59,511,194.47	7.30%	65	5.2742	1.884896

North Carolina	4	38,641,160.93	4.74%	63	5.6546	0.915762

Ohio	2	7,629,889.97	0.94%	59	5.6521	0.497789

Pennsylvania	2	24,410,097.21	2.99%	64	5.0751	1.699419

Tennessee	3	16,271,226.49	2.00%	63	5.0187	1.212634

Texas	3	17,887,965.54	2.19%	65	5.4222	1.650226

Washington	2	93,000,000.00	11.40%	65	4.7857	1.714012

Wisconsin	2	3,880,000.00	0.48%	63	4.7630	1.949200

Totals	72	815,445,336.04	100.00%	61	5.0094	1.648525

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	7,243,155.97	0.89%	61	5.0976	NAP	Defeased	2	7,243,155.97	0.89%	61	5.0976	NAP
	3.9999% or less	1	41,500,000.00	5.09%	5	3.9300	3.263400	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	10	109,219,124.16	13.39%	63	4.3143	1.988890	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	8	148,527,859.06	18.21%	64	4.7559	2.060849	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.4999%	25	375,616,598.90	46.06%	64	5.1915	1.329061	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5000% to 5.9999%	11	126,470,520.86	15.51%	61	5.6503	1.308947	49 months or greater	56	808,202,180.07	99.11%	61	5.0086	1.649026
	6.0000% or greater	1	6,868,077.09	0.84%	65	6.2135	1.344800	Totals	58	815,445,336.04	100.00%	61	5.0094	1.648525
	Totals	58	815,445,336.04	100.00%	61	5.0094	1.648525
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	7,243,155.97	0.89%	61	5.0976	NAP	Defeased	2	7,243,155.97	0.89%	61	5.0976	NAP
	60 months or less	2	48,062,815.41	5.89%	5	4.1676	3.127413	Interest Only	12	338,500,000.00	41.51%	64	4.9105	1.757061
	61 months or greater	54	760,139,364.66	93.22%	64	5.0618	1.555549	298 months or less	7	93,972,637.51	11.52%	38	4.6510	2.589469
	Totals	58	815,445,336.04	100.00%	61	5.0094	1.648525	299 months to 337 months	37	375,729,542.56	46.08%	63	5.1865	1.316485
								338 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	58	815,445,336.04	100.00%	61	5.0094	1.648525
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	7,243,155.97	0.89%	61	5.0976	NAP				None
Underwriter's Information		3	31,701,574.71	3.89%	64	4.6223	2.092042
	12 months or less	52	774,542,036.78	94.98%	60	5.0227	1.629499
	13 months to 24 months	1	1,958,568.58	0.24%	64	5.6700	2.200500
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	58	815,445,336.04	100.00%	61	5.0094	1.648525
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300571629	OF	Coral Gables	FL	Actual/360	5.02025%	263,689.44	0.00	0.00	N/A	12/06/26	--	61,000,000.00	61,000,000.00	09/06/21
2	883100678	OF	New York	NY	Actual/360	5.27925%	255,691.88	0.00	0.00	N/A	02/06/27	--	56,250,000.00	56,250,000.00	09/06/21
3	883100682	OF	Seattle	WA	Actual/360	5.10725%	246,270.89	0.00	0.00	N/A	02/06/27	--	56,000,000.00	56,000,000.00	09/06/21
4	883100673	RT	Birmingham	AL	Actual/360	4.76225%	205,030.56	0.00	0.00	N/A	01/01/27	--	50,000,000.00	50,000,000.00	09/01/21
5	883100685	OF	Hopewell	NJ	Actual/360	3.93025%	140,442.92	0.00	0.00	02/06/22	02/06/25	--	41,500,000.00	41,500,000.00	09/06/21
6	300571647	OF	Orlando	FL	Actual/360	5.52025%	178,118.29	39,541.22	0.00	N/A	01/06/27	--	37,472,291.02	37,432,749.80	09/06/21
7	307340007	MU	Seattle	WA	Actual/360	4.29925%	74,043.50	0.00	0.00	N/A	01/06/27	--	20,000,000.00	20,000,000.00	09/06/21
7A	307340107				Actual/360	4.29925%	62,936.98	0.00	0.00	N/A	01/06/27	--	17,000,000.00	17,000,000.00	09/06/21
8	307340008	OF	Los Angeles	CA	Actual/360	4.43525%	114,570.83	0.00	0.00	N/A	12/06/26	--	30,000,000.00	30,000,000.00	09/06/21
9	307340009	LO	Garden Grove	CA	Actual/360	5.39525%	92,917.33	0.00	0.00	N/A	02/06/27	--	20,000,000.00	20,000,000.00	05/06/20
9A	307340109				Actual/360	5.39525%	46,458.67	0.00	0.00	N/A	02/06/27	--	10,000,000.00	10,000,000.00	05/06/20
10	883100687	LO	Charlotte	NC	Actual/360	5.50325%	119,857.78	33,496.07	0.00	N/A	02/06/27	--	25,293,418.75	25,259,922.68	09/06/21
11	307340011	OF	Olathe	KS	Actual/360	4.64025%	99,888.89	0.00	0.00	02/06/27	11/06/31	--	25,000,000.00	25,000,000.00	09/06/21
12	307340012	OF	New Haven	CT	Actual/360	4.79825%	87,228.25	32,098.74	0.00	N/A	02/06/27	--	21,114,605.90	21,082,507.16	09/06/21
13	883100622	MF	San Bernardino	CA	Actual/360	4.26925%	37,630.79	17,443.87	0.00	N/A	11/06/26	--	10,236,413.31	10,218,969.44	09/06/21
14	883100621	MF	Buena Park	CA	Actual/360	4.26925%	36,047.40	16,709.88	0.00	N/A	11/06/26	--	9,805,696.08	9,788,986.20	09/06/21
15	307340015	RT	Moreno Valley	CA	Actual/360	5.09825%	73,534.04	24,174.80	0.00	N/A	01/06/27	--	16,750,562.83	16,726,388.03	09/06/21
16	883100675	OF	Englewood	CO	Actual/360	4.87325%	69,890.03	20,319.28	0.00	N/A	01/06/27	--	16,655,573.97	16,635,254.69	09/06/21
17	883100670	RT	Indiana	PA	Actual/360	5.15125%	71,412.89	0.00	0.00	N/A	01/06/27	--	16,100,000.00	16,100,000.00	09/06/21
18	300571645	RT	Las Vegas	NV	Actual/360	5.95025%	74,717.40	17,715.26	0.00	N/A	01/06/27	--	14,582,956.12	14,565,240.86	09/06/21
19	883100664	IN	Various	Various	Actual/360	4.76325%	63,162.67	0.00	0.00	N/A	12/06/26	--	15,400,000.00	15,400,000.00	09/06/21
20	883100672	SS	Redwood City	CA	Actual/360	5.08225%	66,736.54	0.00	0.00	N/A	01/06/27	--	15,250,000.00	15,250,000.00	09/06/21
21	883100671	RT	Muskegon	MI	Actual/360	5.25125%	66,468.91	0.00	0.00	N/A	01/06/27	--	14,700,000.00	14,700,000.00	09/06/21
23	300571648	LO	New Bern	NC	Actual/360	5.97025%	62,166.45	14,628.12	0.00	N/A	01/06/27	--	12,092,678.74	12,078,050.62	09/06/21
24	300571658	LO	Overland Park	KS	Actual/360	5.13025%	49,420.77	15,954.59	0.00	N/A	02/06/27	--	11,187,498.43	11,171,543.84	09/06/21
25	300571641	RT	Baltimore	MD	Actual/360	5.38025%	54,371.65	12,862.31	0.00	N/A	12/06/26	--	11,736,296.01	11,723,433.70	09/06/21
26	883100676	OF	Boynton Beach	FL	Actual/360	5.08725%	49,258.10	13,089.29	0.00	N/A	01/06/27	--	11,244,929.08	11,231,839.79	09/06/21
27	307340027	LO	Gainesville	FL	Actual/360	5.35925%	44,231.54	13,064.59	0.00	N/A	02/06/27	--	9,584,576.14	9,571,511.55	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	307340028	RT	Memphis	TN	Actual/360	4.14625%	16,785.41	0.00	0.00	N/A	11/01/26	--	4,701,574.71	4,701,574.71	09/01/21
28A	307340128				Actual/360	4.14625%	16,785.41	0.00	0.00	N/A	11/01/26	--	4,701,574.71	4,701,574.71	09/01/21
29	883100668	RT	Kittanning	PA	Actual/360	4.92825%	35,306.92	10,029.49	0.00	N/A	01/06/27	--	8,320,126.70	8,310,097.21	09/06/21
30	300571654	RT	Folsom	CA	Actual/360	5.15025%	34,070.83	10,976.33	0.00	N/A	01/06/27	--	7,682,741.88	7,671,765.55	09/06/21
31	300571639	RT	Los Angeles	CA	Actual/360	5.40025%	37,665.00	0.00	0.00	N/A	12/06/26	--	8,100,000.00	8,100,000.00	09/06/21
32	307340032	RT	Montclair	CA	Actual/360	5.06425%	33,336.65	8,297.96	0.00	N/A	02/06/27	--	7,645,607.41	7,637,309.45	09/06/21
33	300571659	MF	Houston	TX	Actual/360	5.25025%	32,293.54	9,950.04	0.00	N/A	02/06/27	--	7,143,271.12	7,133,321.08	09/06/21
34	307340034	LO	Memphis	TN	Actual/360	6.21325%	36,814.58	12,491.54	0.00	N/A	02/06/27	--	6,880,568.63	6,868,077.09	09/06/21
35	300571664	LO	Bowling Green	OH	Actual/360	5.65025%	33,332.78	8,805.43	0.00	N/A	02/06/27	--	6,851,157.55	6,842,352.12	09/06/21
36	883100628	MF	Inglewood	CA	Actual/360	4.26925%	23,919.30	11,087.87	0.00	N/A	11/06/26	--	6,506,583.19	6,495,495.32	09/06/21
37	307340037	LO	Rancho Cordova	CA	Actual/360	5.57725%	30,569.78	12,737.57	0.00	N/A	02/06/27	--	6,365,842.22	6,353,104.65	09/06/21
38	300571662	MH	Various	Various	Actual/360	5.67025%	32,084.01	8,411.04	0.00	N/A	02/06/22	--	6,571,226.45	6,562,815.41	09/06/21
39	307340039	MF	Lansing	MI	Actual/360	5.41325%	29,483.45	13,139.74	0.00	N/A	12/06/26	--	6,325,299.14	6,312,159.40	09/06/21
40	883100684	RT	Pflugerville	TX	Actual/360	5.22125%	27,874.34	0.00	0.00	N/A	02/06/27	--	6,200,000.00	6,200,000.00	09/06/21
41	307340041	SS	Redlands	CA	Actual/360	4.68025%	24,585.10	0.00	0.00	N/A	01/06/27	--	6,100,000.00	6,100,000.00	09/06/21
42	307340042	SS	National City	CA	Actual/360	4.53625%	23,437.03	0.00	0.00	N/A	12/06/26	--	6,000,000.00	6,000,000.00	09/06/21
43	300571663	LO	Jackson	MS	Actual/360	5.66025%	26,533.73	6,982.62	0.00	N/A	02/06/27	--	5,444,058.24	5,437,075.62	12/06/20
44	300571661	LO	Kansas City	MO	Actual/360	5.50025%	25,732.22	7,199.54	0.00	N/A	02/06/27	--	5,433,195.60	5,425,996.06	09/06/21
45	300571665	RT	Lafayette	IN	Actual/360	5.39025%	23,316.34	5,850.81	0.00	N/A	02/06/27	--	5,023,570.38	5,017,719.57	09/06/21
47	307340047	LO	Wichita Falls	TX	Actual/360	5.96625%	23,442.33	8,667.99	0.00	N/A	01/06/27	--	4,563,312.45	4,554,644.46	09/06/21
48	307340048	RT	MacClenny	FL	Actual/360	5.27725%	20,086.32	5,307.53	0.00	N/A	01/06/27	--	4,420,741.85	4,415,434.32	09/06/21
49	300571638	RT	Taft	CA	Actual/360	5.33025%	19,467.78	5,883.41	0.00	N/A	12/06/26	--	4,241,603.71	4,235,720.30	09/06/21
50	300571656	MH	Grove City	OH	Actual/360	5.07025%	17,094.40	4,549.91	0.00	N/A	11/06/26	--	3,915,495.78	3,910,945.87	09/06/21
51	883100633	MF	Panorama City	CA	Actual/360	4.26925%	13,475.66	6,246.69	0.00	N/A	11/06/26	--	3,665,680.62	3,659,433.93	09/06/21
52	307340052	RT	Indianapolis	IN	Actual/360	5.47325%	15,985.77	6,983.20	0.00	N/A	12/06/26	--	3,391,635.11	3,384,651.91	02/06/21
53	307340053	RT	New York	NY	Actual/360	5.19425%	14,608.03	4,598.96	0.00	N/A	02/06/27	--	3,265,793.43	3,261,194.47	09/06/21
54	300571631	SS	Rockledge	FL	Actual/360	5.13025%	14,737.12	3,867.62	0.00	N/A	09/06/26	--	3,336,077.72	3,332,210.10	09/06/21
55	883100630	MF	Tehachapi	CA	Actual/360	4.26925%	9,769.86	4,528.84	0.00	N/A	11/06/26	--	2,657,618.69	2,653,089.85	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
56	300571642	RT	Various	Various	Actual/360	5.16025%	11,222.67	3,126.70	0.00	N/A	12/06/26	--	2,525,732.64	2,522,605.94	09/06/21
57	300571640	MH	Various	MI	Actual/360	5.67025%	9,572.46	1,997.55	0.00	N/A	01/01/27	--	1,960,566.13	1,958,568.58	09/01/21
58	300571632	SS	Houston	TX	Actual/360	5.39025%	8,052.47	1,734,926.90	0.00	N/A	12/06/26	--	1,734,926.90	0.00	09/06/21
Totals							3,527,636.68	2,187,743.30	0.00				817,633,079.34	815,445,336.04
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	5,474,177.54	2,541,706.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	10,018,077.30	4,644,540.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,147,355.87	2,108,623.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	15,399,813.66	14,785,691.80	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	13,106,520.81	3,342,515.60	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,231,886.32	3,243,308.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	13,680,176.00	7,661,209.63	07/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	6,911,916.80	3,303,891.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	(1,152,850.72)	0.00	--	--	06/11/21	0.00	0.00	92,626.79	1,461,343.05	815,843.84	0.00
9A	0.00	0.00	--	--	06/11/21	0.00	0.00	46,313.40	730,671.53	0.00	0.00
10	523,804.00	632,805.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	11,654,941.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	7,821,907.57	1,969,120.05	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,526,686.67	381,648.73	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,229,514.46	306,458.85	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,441,462.59	704,795.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,979,207.40	483,645.47	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,696,071.52	716,748.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,348,995.00	727,495.87	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,732,496.94	2,016,707.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,727,254.35	958,697.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,455,780.31	739,452.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,799,145.12	2,157,689.72	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	(125,007.15)	92,999.68	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,100,680.81	414,573.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,299,577.90	674,479.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	38,778.95	228,891.02	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	11,216,730.00	2,926,228.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,059,639.55	589,096.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	526,896.17	335,872.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	149.78	0.00
31	644,975.48	345,891.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	290,730.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	830,920.43	477,091.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	907,977.32	909,472.66	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	325,191.25	46,907.04	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	801,650.51	171,586.66	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	328,050.69	467,796.52	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	955,429.00	564,966.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	2,545.50	0.00
39	912,184.31	372,986.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	532,140.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	953,328.05	544,096.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	871,342.72	448,107.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	247,017.00	0.00	--	--	05/11/21	517,554.80	12,438.80	289,000.06	289,000.06	0.00	0.00
44	81,911.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	561,040.54	350,754.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	366,322.62	695,193.73	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	456,772.81	228,383.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	469,362.41	231,568.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	429,509.16	110,859.42	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	103,299.67	0.00	--	--	02/11/21	440,505.61	64,665.60	20,849.54	120,973.86	105,964.19	0.00
53	240,400.75	119,073.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	449,169.98	109,546.86	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
56	244,822.16	62,462.86	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	259,422.00	152,120.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
58	227,755.75	53,037.69	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	141,362,362.54	65,150,797.76				958,060.41	77,104.40	448,789.79	2,601,988.50	924,503.31	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
58	300571632	1,732,883.05	Payoff w/ yield maintenance	0.00	377,199.48
Totals		1,732,883.05		0.00	377,199.48
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	3	33,384,651.91	0	0.00	0	0.00	0	0.00	0	0.00	1	1,732,883.05	5.009397%	4.980714%	61
08/17/21	0	0.00	0	0.00	3	33,391,635.11	0	0.00	0	0.00	1	5,444,058.24	0	0.00	1	4,834,297.84	5.010329%	4.981677%	62
07/16/21	0	0.00	0	0.00	4	38,849,592.55	0	0.00	0	0.00	1	5,451,006.99	0	0.00	0	0.00	5.009685%	4.981114%	62
06/17/21	0	0.00	0	0.00	4	38,864,794.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.009824%	4.981255%	63
05/17/21	0	0.00	1	3,412,901.80	3	35,465,653.47	0	0.00	0	0.00	1	4,701,574.71	0	0.00	0	0.00	5.009945%	4.978526%	64
04/16/21	1	3,420,270.06	0	0.00	5	44,685,097.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.010283%	4.978922%	65
03/17/21	0	0.00	2	9,227,387.88	3	35,480,160.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.010386%	4.979024%	66
02/18/21	2	9,246,159.16	1	5,489,510.79	2	30,000,000.00	0	0.00	0	0.00	1	4,623,079.58	0	0.00	0	0.00	5.010536%	4.979174%	67
01/15/21	1	5,496,239.08	0	0.00	3	33,442,174.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.010637%	4.976733%	68
12/17/20	2	9,277,146.58	1	3,448,888.29	2	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	12,473,698.08	5.010737%	4.976831%	69
11/18/20	4	18,260,177.41	0	0.00	2	30,000,000.00	0	0.00	0	0.00	1	25,610,751.20	0	0.00	0	0.00	5.023276%	4.989642%	69
10/19/20	2	9,308,976.62	0	0.00	3	35,517,086.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.023388%	4.989753%	70
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	307340009 05/06/20		15	6	92,626.79	1,461,343.05	833,525.09	20,000,000.00	06/03/20	13
9A	307340109 05/06/20		15	6	46,313.40	730,671.53	0.00	10,000,000.00	06/03/20	0
52	307340052 02/06/21		6	6	20,849.54	120,973.86	112,632.66	3,435,429.16	06/07/19	98
Totals					159,789.73	2,312,988.44	946,157.75	33,435,429.16
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		6,562,815	6,562,815		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		41,500,000	41,500,000		0	0
49 - 60 Months		3,332,210	3,332,210		0	0
> 60 Months		764,050,311	730,665,659	33,384,652		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	815,445,336	782,060,684	0	0	33,384,652	0
Aug-21	817,633,079	784,241,444	0	0	33,391,635	0
Jul-21	822,926,331	784,076,739	0	0	38,849,593	0
Jun-21	823,432,534	784,567,739	0	0	38,864,795	0
May-21	823,887,159	785,008,603	0	3,412,902	35,465,653	0
Apr-21	824,197,784	776,092,416	3,420,270	0	44,685,098	0
Mar-21	824,663,762	779,956,214	0	9,227,388	35,480,160	0
Feb-21	825,279,636	780,543,966	9,246,159	5,489,511	30,000,000	0
Jan-21	825,732,763	786,794,349	5,496,239	0	33,442,175	0
Dec-20	826,183,871	783,457,836	9,277,147	3,448,888	30,000,000	0
Nov-20	839,181,278	790,921,100	18,260,177	0	30,000,000	0
Oct-20	839,650,838	794,824,775	9,308,977	0	35,517,087	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	307340009	20,000,000.00	20,000,000.00	57,200,000.00	05/20/21	(2,168,339.72)	(0.73400)	12/31/20	02/06/27	304
9A	307340109	10,000,000.00	10,000,000.00		--	6,902,196.00	1.61866	--	02/06/27	304
43	300571663	5,437,075.62	5,502,934.74	5,700,000.00	03/23/21	146,103.00	0.36320	12/31/20	02/06/27	304
52	307340052	3,384,651.91	3,435,429.16	3,400,000.00	01/21/21	63,502.67	0.23030	12/31/20	12/06/26	242
Totals		38,821,727.53	38,938,363.90	66,300,000.00		4,943,461.95

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 24 of 30

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	307340009	LO	CA	06/03/20	13

Loan transferred for Borrower declared Imminent Default as a result of the Covid-19 pandemic. The Borrower and third-party consultant have provided a signed Pre-Negotiation letter and the requested due diligence. As per April 2021 STR, occupancy, ADR and RevPAR penetration rates were 125.7%, 86.1%, and 108.2%, respectively. The special servicer is dual tracking settlement discussions with enforcement of lender's rights.

9A	307340109	Various	Various	06/03/20	0
Special Servicer comments are not available for this cycle.

43	300571663	LO	MS	06/01/20	1
The Loan transferred for Imminent Monetary Default at Borrower's request due to the impact of COVID-19 on Property cash flow. Borrower and Special Servicer finalized forbearance terms on 6/30.

52	307340052	RT	IN	06/07/19	98

Loan transferred to Special Servicing due to Payment Default. Borrower previously indicated a desire to bring the loan current. Bring-current amounts provided to Borrower. Finalizing reinstatement agreement.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	883100687	25,642,592.64	5.50303%	25,642,592.64	5.50303%		08/31/20	09/06/20	11/12/20
28	307340028	4,701,574.71	4.14603%	4,638,573.29	4.14603%	10	12/31/20	05/01/20	--
28A	307340128	0.00	4.14603%	0.00	4.14603%	10	12/31/20	05/01/20	05/11/21
43	300571663	5,565,142.29	5.66003%	5,510,460.09	5.66003%	10	06/06/21	06/12/21	--
43	300571663	0.00	5.66003%	0.00	5.66003%	10	06/22/21	12/06/20	08/11/21
Totals		35,909,309.64		35,791,626.02
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	6,458.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	167.85	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28A	0.00	0.00	0.00	0.00	167.85	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	3,500.00	0.00	0.00	2,520.28	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	3,500.00	0.00	0.00	2,074.34	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	13,458.33	0.00	335.70	4,594.62	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		18,388.65

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the BBCMS2017-C1 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and theHedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 30 of 30